Associates and joint arrangements (Tables)	12 Months Ended
Mar. 31, 2025
Associates and joint arrangements [Abstract]
Schedule of joint ventures and associates

	2025 €m	2024 € m

Investments in joint ventures	6,342	8,203

Investments in associates	550	1,829

31 March	6,892	10,032

Share of net liabilities in joint ventures	(96)	–

31 March	(96)	–

Schedule of joint ventures

Name of joint venture	Principal activity	Country of incorporation or registration	Percentage shareholdings 1 2025	Percentage shareholdings 1 2024

Oak Holdings 1 GmbH	Network infrastructure	Germany	50.0	60.3

VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0

OXG Glasfaser Beteiligungs GmbH	Fibre infrastructure	Germany	50.0	50.0

Vodafone Idea Limited 2	Network operator	India	24.4	31.4

TPG Telecom Limited 3	Network operator	Australia	25.1	25.1
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2025 the fair value of the Group’s interest in Vodafone Idea Limited was INR 118 billion (
€
1,283 million) (2024: INR 208 billion (
€
2,313 million)) based on the quoted share price on the National Stock Exchange of India. On 30 March 2025, Vodafone Idea announced that the Government of India had agreed to convert US$4.3 billion (
€
4.0 billion) of outstanding spectrum dues to equity and the associated dues were reported within equity as at 31 March 2025. The Group’s shareholding in Vodafone Idea Limited was subsequently diluted to 16.1% in April 2025.

3.	At 31 March 2025 the fair value of the Group’s interest in TPG Telecom Limited was AUD 2,236 million ( € 1,290 million) (2024: AUD 2,101 million ( € 1,269 million)) based on the quoted share price on ASX.

Schedule of aggregated financial information for group's joint ventures

	Investment in joint ventures 1		(Loss)/profit for the financial year 2

	2025 €m	2024 € m	2025 €m	2024 € m	2023 € m

Oak Holdings 1 GmbH	5,943	7,620	(74)	(85)	–

VodafoneZiggo Group Holding B.V.	330	516	(125)	(177)	137

TPG Telecom Limited	(96)	(2)	(97)	(74)	48

INWIT S.p.A.	–	–	–	–	30

Other	69	69	(65)	(43)	(15)

Total	6,246	8,203	(361)	(379)	200
Notes:

1.	Includes share of net liabilities in joint ventures.

2.	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

Schedule of financial information of each of Group's material equity accounted joint ventures

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Income statement

Revenue	1,249	1,166	–	4,082	4,128	4,063

Operating expenses	(117)	(130)	–	(2,190)	(2,195)	(2,124)

Depreciation and amortisation	(953)	(868)	–	(1,600)	(1,555)	(1,527)

Other income/(expense)	(26)	5	–	–	–	–

Operating profit	153	173	–	292	378	412

Interest income	7	5	–	–	–	–

Interest expense	(538)	(455)	–	(652)	(809)	11

(Loss)/profit before tax	(378)	(277)	–	(360)	(431)	423

Income tax credit/(expense)	212	132	–	111	77	(150)

(Loss)/profit for the financial year 1	(166)	(145)	–	(249)	(354)	273

	Vodafone Idea Limited			TPG Telecom Limited

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Income statement

Revenue	4,797	4,749	5,046	3,359	3,371	3,027

Operating expenses	(3,005)	(3,066)	(3,280)	(2,320)	(2,238)	(1,870)

Depreciation and amortisation	(2,142)	(2,178)	(2,396)	(902)	(891)	(700)

Other income	–	83	–	–	–	–

Operating (loss)/profit	(350)	(412)	(630)	137	242	457

Interest income	107	7	9	–	–	–

Interest expense	(2,539)	(2,718)	(2,567)	(391)	(368)	(172)

(Loss)/profit before tax	(2,782)	(3,123)	(3,188)	(254)	(126)	285

Income tax (expense)/credit	(2)	(95)	–	27	(8)	(25)

(Loss)/profit for the financial year 1	(2,784)	(3,218)	(3,188)	(227)	(134)	260

	INWIT S.p.A.

	2025 €m	2024 € m	2023 € m

Income statement

Revenue	–	–	853

Operating expenses	–	–	(73)

Depreciation and amortisation	–	–	(508)

Operating profit	–	–	272

Interest expense	–	–	(81)

Profit before tax	–	–	191

Income tax expense	–	–	(1)

Profit for the financial year 1	–	–	190
Note:

1.	Total Other comprehensive income/(expense) is not materially different to profit/(loss) for the financial year.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.

	2025 €m	2024 € m	2025 €m	2024 € m

Statement of financial position

Non-current assets	24,149	24,015	15,012	15,753

Current assets	749	746	788	884

Total assets	24,898	24,761	15,800	16,637

Equity shareholders’ funds	11,887	12,630	660	1,033

Non-current liabilities	10,167	9,386	12,773	13,145

Current liabilities	2,844	2,745	2,367	2,459

Cash and cash equivalents within current assets	240	267	144	61

Non-current liabilities excluding trade and other payables and provisions	9,560	8,751	12,640	12,995

Current liabilities excluding trade and other payables and provisions	502	502	1,094	1,171

	Vodafone Idea Limited		TPG Telecom Limited

	2025 €m	2024 € m	2025 €m	2024 € m

Statement of financial position

Non-current assets	16,069	16,251	9,024	9,663

Current assets	2,817	1,654	734	900

Total assets	18,886	17,905	9,758	10,563

Equity shareholders’ (deficit)/funds	(9,479)	(13,710)	2,175	2,606

Non-current liabilities	22,636	25,855	6,523	6,789

Current liabilities	5,729	5,760	1,060	1,168

Cash and cash equivalents within current assets	1,145	60	85	192

Non-current liabilities excluding trade and other payables and provisions	22,612	25,837	6,437	6,704

Current liabilities excluding trade and other payables and provisions	2,307	2,044	105	102

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.

	2025 €m	2024 € m	2025 €m	2024 € m	2023 € m

Equity shareholders’ funds	11,887	12,630	660	1,033

Interest in joint ventures 1	5,943	7,620	330	516

Carrying value	5,943	7,620	330	516

(Loss)/profit for the financial year	(166)	(145)	(249)	(354)	273

Share of (loss)/profit 1	(74)	(85)	(125)	(177)	137

	Vodafone Idea Limited			TPG Telecom Limited

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Equity shareholders’ (deficit)/funds	(9,479)	(13,710)		2,175	2,606

Interest in joint ventures 1	(1,524)	(4,300)		(144)	(53)

Impairment	(234)	(240)		–	–

Goodwill	–	–		48	51

Investment proportion not recognised	1,758	4,540		–	–

Carrying value	–	–		(96)	(2)

(Loss)/profit for the financial year	(2,784)	(3,218)	(3,188)	(227)	(134)	260

Share of (loss)/profit 1	(660)	(1,009)	(1,030)	(97)	(74)	48

Share of loss not recognised	660	1,009	1,030	–	–	–

Share of (loss)/profit 1	–	–	–	(97)	(74)	48

	INWIT S.p.A.

	2025 €m	2024 € m	2023 € m

Equity shareholders’ funds	–	–

Interest in joint ventures	–	–

Carrying value	–	–

Profit for the financial year	–	–	190

Share of profit	–	–	63

Share of profit not recognised as held for sale	–	–	(33)

Share of profit	–	–	30
Note:

1.
The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V., Vodafone Idea Limited and TPG Telecom Limited are 50.0%, 50.0%, 24.4% and 25.1%, respectively, rounded to the nearest tenth of one percent.

Schedule of associates
Unless otherwise stated, the Group’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration is also their place of operation.

	Principal activity	Country of incorporation or registration	Percentage shareholding 1 2025	Percentage shareholding 1 2024

Safaricom PLC 1	Network operator	Kenya	39.9	39.9

Indus Towers Limited	Network infrastructure	India	–	21.0
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2025, the fair value of the Group’s interest in Safaricom PLC was KES 293 billion (
€
2,096 million) (2024: KES 284 billion (
€
1,996 million)) based on the closing quoted share price on the Nairobi Stock Exchange.

3.	At 31 March 2025, the fair value of the Group’s interest in Indus Towers Limited was nil (2024: INR 165 billion ( € 1,833 million)).

Schedule of aggregated financial information for group's associates
The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in associates		Profit/(loss) for the financial year

	2025 €m	2024 € m	2025 €m	2024 € m	2023 € m

Safaricom PLC 1	500	627	201	159	195

Indus Towers Limited	–	1,104	55	140	50

Other	50	98	(18)	(16)	(12)

Total	550	1,829	238	283	233
Note:

1.	Other comprehensive income includes loss for the financial year, together with € 103 million loss (2024: € 76 million gain) in respect of the application of IAS 29 to Safaricom’s operations in Ethiopia.

	Safaricom PLC			Indus Towers Limited

	2025 €m	2024 € m	2023 € m	2025 €m	2024 € m	2023 € m

Income statement

Revenue	2,792	2,210	2,468	835	3,185	3,343

Operating expenses	(1,561)	(1,189)	(1,353)	(286)	(1,598)	(2,240)

Depreciation and amortisation	(489)	(523)	(432)	(167)	(637)	(588)

Other income	79	142	68	–	–	–

Operating profit	821	640	751	382	950	515

Interest income	17	16	13	11	126	26

Interest expense	(167)	(121)	(69)	(48)	(218)	(200)

Profit before tax	671	535	695	345	858	341

Income tax expense	(340)	(266)	(285)	(82)	(192)	(102)

Profit for the financial year and total comprehensive income	331	269	410	263	666	239

Attributable to:

- Owners of the parent	503	399	489	263	666	239

- Non-controlling interests	(172)	(130)	(79)	–	–	–

Statement of financial position

Non-current assets	3,062	3,901		–	6,082

Current assets	600	578		–	1,230

Total assets	3,662	4,479		–	7,312

Equity shareholders’ funds	1,246	1,566		–	4,086

Non-controlling interests	331	767		–	–

Non-current liabilities	975	968		–	2,098

Current liabilities	1,110	1,178		–	1,128

Cash and cash equivalents within current assets	215	163		–	7

Non-current liabilities excluding trade and other payables and provisions	791	784		–	1,716

Current liabilities excluding trade and other payables and provisions	357	349		–	583

Equity shareholders’ funds	1,246	1,566			4,086

Interest in associates 1	498	625			860

Goodwill	2	2			244

Carrying value	500	627			1,104

Profit for the financial year	503	399	489	263	666	239

Share of profit	201	159	195	55	140	50
Note:

1.	The Group’s effective ownership percentage of Sa fari com PLC is 39.9%, rounded to the nearest tenth of one percent.
2.	Financial information for 2025 relates to the period to 19th June 2024.